Loans And Leases (Balance In ALLL And Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		$ 26	$ 22
Collectively evaluated for impairment		6,944	6,903
Total ending allowance balance		6,970	6,925	$ 6,620
Individually evaluated for impairment		3,576	3,448
Collectively evaluated for impairment		409,800	349,602
Subtotal		413,376	353,050
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment			1
Collectively evaluated for impairment		1,984	1,646
Total ending allowance balance		1,984	1,647	1,380
Individually evaluated for impairment		277	557
Collectively evaluated for impairment		101,698	70,777
Subtotal	[1]	101,975	71,334
Single-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		912	735
Total ending allowance balance		912	735	691
Individually evaluated for impairment		116	122
Collectively evaluated for impairment		95,462	92,422
Subtotal		95,578	92,544
Multi-Family Mortgage Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		660	716
Total ending allowance balance		660	716	705
Individually evaluated for impairment			37
Collectively evaluated for impairment		35,665	34,254
Subtotal		35,665	34,291
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment		26	21
Collectively evaluated for impairment		2,117	2,706
Total ending allowance balance		2,143	2,727	2,710
Individually evaluated for impairment		3,183	2,732
Collectively evaluated for impairment		108,683	102,581
Subtotal		111,866	105,313
Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		672	580
Total ending allowance balance		672	580	561
Collectively evaluated for impairment		42,862	25,822
Subtotal		42,862	25,822
Home Equity Lines of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		597	486
Total ending allowance balance		597	486	474
Collectively evaluated for impairment		25,054	23,109
Subtotal		25,054	23,109
Other Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment		2	34
Total ending allowance balance		2	34	$ 99
Collectively evaluated for impairment		376	637
Subtotal		$ 376	$ 637

[1]	Includes $6,008 and $2,874 of commercial leases at December 31, 2017 and December 31, 2016, respectively.